Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interest And Finance Costs Net
Interest expense	$ 13,788	$ 18,135	$ 27,902	$ 36,998
Less: Interest capitalized	(268)	(300)	(565)	(468)
Interest expense, net	13,520	17,835	27,337	36,530
Bunkers swap, put and call options cash settlements	1,958	401	3,494	668
Bunker put options premium, net	(429)	0	1,246	0
Amortization of loan fees	947	1,070	1,867	2,140
Bank charges	168	62	245	149
Discount of long-term receivables, net	(131)	0	1,948	0
Change in fair value of non-hedging financial instruments	(2,152)	1,894	11,337	(632)
Net total	$ 13,881	$ 21,262	$ 47,474	$ 38,855